Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Schedule of cash and cash equivalents

	December 31,
	2021		2020		2019

Cash	Ps.	5,986,217	Ps.	2,360,422	Ps.	2,916,936
Cash equivalents:
Bank notes		—		598,382		512,027
Money market investment funds		947		—		910
	Ps.	5,987,164	Ps.	2,958,804	Ps.	3,429,873